Steward Large Cap Enhanced Index Fund (Prospectus Summary): | Steward Large Cap Enhanced Index Fund
Steward Large Cap Enhanced Index Fund

STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
(“Funds”)

Supplement dated August 18, 2011
To Prospectus and Statement of Additional Information dated August 4, 2011

The tables under the headings “Fees and Expenses of the Fund” and “Example” for each Fund in the Prospectus are modified as follows to reflect the revised payments under the Agreement:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Large Cap Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12.00	12.00

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)	[1]
Annual Fund Operating Expenses Steward Large Cap Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.50%	0.40%
Total annual Fund operating expenses	0.90%	0.55%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Large Cap Enhanced Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	92	287	499	1,109
Institutional Class	56	177	308	690

[1]	The information in this table is based on the Fund’s fees and expenses for the fiscal year ended April 30, 2011 adjusted to reflect the increase in fees payable for compliance services.